UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

1.808787.104

EMI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.6%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 693,500
Cayman Islands - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (e)		395,000	316,000
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		500,000	362,100
Germany - 0.6%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		1,375,000	1,045,000
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)		555,000	549,450
TOTAL GERMANY			1,594,450
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	30,875
0% 7/5/01 (Reg. S) (b)		445,000	11,125
TOTAL INDONESIA			42,000
Ireland - 0.4%
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	32,225,212	1,142,567
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (e)		1,260,000	1,159,200
Luxembourg - 4.9%
Evraz Group SA:
8.875% 4/24/13 (e)		1,335,000	1,027,950
9.5% 4/24/18 (e)		310,000	229,400
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,180,850
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		3,446,000	2,929,100
8.375% 10/14/10 (Reg. S)		1,350,000	1,255,500
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		1,235,000	938,600
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,250,000	887,500
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		325,000	256,750
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		875,000	708,750
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 755,000	$ 626,650
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		795,000	572,400
TNK-BP Finance SA 7.5% 3/13/13 (e)		860,000	662,200
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,855,000	2,027,050
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		775,000	596,750
TOTAL LUXEMBOURG			13,899,450
Malaysia - 0.9%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		935,000	921,256
Petronas Capital Ltd.:
7% 5/22/12		680,000	718,420
7.875% 5/22/22 (Reg. S)		800,000	896,880
TOTAL MALAYSIA			2,536,556
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	701,950
Netherlands - 2.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	194,207
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,150,000	966,000
9.125% 7/2/18 (e)		1,150,000	1,012,000
Lukoil International Finance BV:
6.356% 6/7/17 (e)		1,615,000	1,219,325
6.656% 6/7/22 (e)		1,080,000	723,600
Majapahit Holding BV:
7.75% 10/17/16		530,000	461,100
7.875% 6/29/37		525,000	383,250
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	1,062,750
TOTAL NETHERLANDS			6,022,232
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)		550,000	522,500
National Power Corp. 6.875% 11/2/16 (e)		850,000	765,000
TOTAL PHILIPPINES			1,287,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 700,000	$ 637,000
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		700,000	679,000
United Kingdom - 0.4%
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		635,000	450,850
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		900,000	738,000
TOTAL UNITED KINGDOM			1,188,850
United States of America - 2.6%
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (f)		1,110,000	1,040,625
8.25% 4/1/15		1,605,000	1,576,913
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,065,000	1,873,988
6.625% 6/15/35 (e)		335,000	304,013
8.625% 2/1/22		2,325,000	2,729,550
TOTAL UNITED STATES OF AMERICA			7,525,089
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		4,155,000	2,243,700
5.375% 4/12/27		3,825,000	1,663,875
5.5% 4/12/37		1,625,000	706,875
TOTAL VENEZUELA			4,614,450
TOTAL NONCONVERTIBLE BONDS (Cost $55,218,611)			44,401,894
Government Obligations - 70.8%

Argentina - 1.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,133,255	2,355,956
par 1.33% 12/31/38 (d)		5,840,000	1,460,000
8.375% 12/20/03 (b)		2,095,000	586,600
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Argentine Republic: - continued
11% 10/9/06 (b)		$ 390,000	$ 109,200
11.75% 4/7/09 (b)		545,000	152,600
TOTAL ARGENTINA			4,664,356
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		549,700	371,048
Brazil - 9.7%
Brazilian Federative Republic:
6% 1/17/17		740,000	716,690
7.125% 1/20/37		3,380,000	3,489,850
8% 1/15/18		2,060,000	2,210,380
8.25% 1/20/34		1,795,000	2,032,838
8.75% 2/4/25		3,650,000	4,270,500
8.875% 10/14/19		1,770,000	2,062,050
8.875% 4/15/24		2,345,000	2,772,963
10.125% 5/15/27		1,050,000	1,380,750
11% 8/17/40		2,345,000	2,942,975
12.25% 3/6/30		1,835,000	2,848,838
12.75% 1/15/20		1,975,000	2,893,375
TOTAL BRAZIL			27,621,209
Colombia - 3.0%
Colombian Republic:
7.375% 9/18/37		2,460,000	2,460,000
8.125% 5/21/24		330,000	361,350
10.375% 1/28/33		525,000	703,500
10.75% 1/15/13		1,260,000	1,467,900
11.75% 2/25/20		2,613,000	3,586,343
TOTAL COLOMBIA			8,579,093
Congo - 0.4%
Congo Republic 2.5% 6/30/29 (d)		2,061,500	1,071,980
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (e)		513,699	484,161
Ecuador - 1.5%
Ecuador Republic:
9.375% 12/15/15 (e)		540,000	450,900
Government Obligations - continued
		Principal Amount (c)	Value
Ecuador - continued
Ecuador Republic: - continued
10% 8/15/30 (Reg. S)		$ 3,015,000	$ 2,170,800
12% 11/15/12 (Reg. S)		1,964,520	1,787,713
TOTAL ECUADOR			4,409,413
Egypt - 0.5%
Arab Republic of Egypt 8.75% 7/18/12 (e)	EGP	10,470,000	1,536,317
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		750,000	750,000
8.25% 4/10/32 (Reg. S)		645,000	664,350
TOTAL EL SALVADOR			1,414,350
Fiji - 0.2%
Republic of Fiji 6.875% 9/13/11		760,000	668,800
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (e)		3,040,000	2,827,200
Georgia - 0.4%
Georgia Republic 7.5% 4/15/13		1,175,000	992,875
Ghana - 0.9%
Ghana Republic 8.5% 10/4/17 (e)		2,900,000	2,465,000
Indonesia - 2.5%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		1,190,000	1,124,550
6.875% 1/17/18 (e)		1,570,000	1,420,850
7.5% 1/15/16 (e)		945,000	907,200
7.75% 1/17/38 (e)		2,150,000	1,881,250
8.5% 10/12/35 (e)		1,745,000	1,675,200
TOTAL INDONESIA			7,009,050
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,440,000	2,201,600
Ivory Coast - 1.4%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		5,435,000	1,956,600
past due interest 3% 3/30/18 (Reg. S) (b)(f)		5,358,000	1,928,880
TOTAL IVORY COAST			3,885,480
Lebanon - 2.9%
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (f)		1,585,000	1,537,450
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - continued
Lebanese Republic: - continued
7.125% 3/5/10		$ 1,560,000	$ 1,536,600
7.875% 5/20/11 (Reg. S)		1,095,000	1,081,313
8.5% 1/19/16 (Reg. S)		380,000	368,600
8.625% 6/20/13 (Reg. S)		340,000	335,750
10.25% 10/6/09 (Reg. S)		630,000	642,600
11.625% 5/11/16 (Reg. S)		2,335,000	2,644,388
TOTAL LEBANON			8,146,701
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		570,000	611,154
8.75% 6/1/09		570,000	584,421
TOTAL MALAYSIA			1,195,575
Mexico - 6.4%
United Mexican States:
6.75% 9/27/34		4,725,000	4,748,625
7.5% 4/8/33		1,610,000	1,758,925
8.125% 12/30/19		1,874,000	2,159,785
8.3% 8/15/31		3,055,000	3,612,538
11.375% 9/15/16		1,544,000	2,065,100
11.5% 5/15/26		2,485,000	3,839,325
TOTAL MEXICO			18,184,298
Pakistan - 0.2%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		435,000	195,750
7.125% 3/31/16 (e)		920,000	423,200
TOTAL PAKISTAN			618,950
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		655,000	661,550
7.25% 3/15/15		565,000	583,363
8.875% 9/30/27		1,175,000	1,374,750
TOTAL PANAMA			2,619,663
Peru - 1.4%
Peruvian Republic:
6.55% 3/14/37		1,350,000	1,242,000
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 1,730,000	$ 1,747,300
9.875% 2/6/15		815,000	957,625
TOTAL PERU			3,946,925
Philippines - 6.5%
Philippine Republic:
6.375% 1/15/32		335,000	310,311
7.75% 1/14/31		1,985,000	2,089,213
8.875% 3/17/15		1,930,000	2,132,650
9% 2/15/13		2,415,000	2,632,350
9.375% 1/18/17		1,815,000	2,105,400
9.5% 2/2/30		2,195,000	2,705,338
9.875% 1/15/19		3,010,000	3,672,200
10.625% 3/16/25		2,155,000	2,849,988
TOTAL PHILIPPINES			18,497,450
Russia - 8.4%
Russian Federation:
7.5% 3/31/30 (Reg. S)		16,547,300	16,858,380
11% 7/24/18 (Reg. S)		2,127,000	2,913,990
12.75% 6/24/28 (Reg. S)		2,689,000	4,315,576
TOTAL RUSSIA			24,087,946
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		1,145,000	978,975
Turkey - 9.1%
Turkish Republic:
6.75% 4/3/18		2,710,000	2,540,625
6.875% 3/17/36		2,330,000	2,041,779
7% 9/26/16		1,600,000	1,552,000
7% 3/11/19		2,800,000	2,653,000
7% 6/5/20		1,805,000	1,705,725
7.25% 3/5/38		1,120,000	1,016,400
7.375% 2/5/25		3,475,000	3,327,313
8% 2/14/34		1,365,000	1,363,362
9.5% 1/15/14		1,960,000	2,163,448
11% 1/14/13		2,445,000	2,805,638
11.5% 1/23/12		1,850,000	2,104,375
11.875% 1/15/30		1,930,000	2,791,359
TOTAL TURKEY			26,065,024
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - 1.2%
Ukraine Government:
6.385% 6/26/12 (e)		$ 1,090,000	$ 910,150
6.75% 11/14/17 (e)		1,085,000	775,775
6.875% 3/4/11 (Reg. S)		785,000	706,500
7.65% 6/11/13 (Reg. S)		1,270,000	1,063,625
TOTAL UKRAINE			3,456,050
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,173,699
8% 11/18/22		1,910,000	1,890,900
9.25% 5/17/17		395,000	444,375
TOTAL URUGUAY			3,508,974
Venezuela - 6.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		21,255	754,553
7% 3/31/38		1,345,000	773,375
8.5% 10/8/14		2,650,000	2,133,250
9% 5/7/23 (Reg. S)		2,120,000	1,452,200
9.25% 9/15/27		3,780,000	2,835,000
9.375% 1/13/34		1,630,000	1,108,400
10.75% 9/19/13		8,095,000	7,366,450
13.625% 8/15/18		2,890,000	3,005,600
TOTAL VENEZUELA			19,428,828
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		1,265,000	1,170,125
TOTAL GOVERNMENT OBLIGATIONS (Cost $213,042,491)			202,107,416
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $564,434)	RUB	13,850,000	531,911
Common Stocks - 0.2%
	Shares
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	5,700	285,456
Common Stocks - continued
	Shares	Value
Korea (South) - 0.1%
Samsung Electronics Co. Ltd. GDR (e)	1,424	$ 318,976
TOTAL COMMON STOCKS (Cost $970,496)		604,432
Investment Companies - 2.1%

United States of America - 2.1%
iShares MSCI Emerging Markets Index ETF (Cost $6,523,012)	169,700	5,859,741
Preferred Securities - 4.1%
	Principal Amount (c)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	3,243,263
Net Servicos de Comunicacao SA 9.25% (e)	1,460,000	1,414,077
TOTAL BRAZIL		4,657,340
United States of America - 2.5%
Pemex Project Funding Master Trust 7.75%	7,240,000	7,134,483
TOTAL PREFERRED SECURITIES (Cost $12,131,291)		11,791,823
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.92% (a) (Cost $16,029,936)	16,029,936	16,029,936
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $304,480,271)		281,327,153
NET OTHER ASSETS - 1.4%		4,098,186
NET ASSETS - 100%		$ 285,425,339
Security Abbreviations
ETF - Exchange Traded Fund
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,567,290 or 13.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489,705
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 281,327,153	$ 22,494,109	$ 258,036,491	$ 796,553
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,758,965
Total Realized Gain (Loss)	(83,724)
Total Unrealized Gain (Loss)	253,112
Cost of Purchases	-
Proceeds of Sales	(436,000)
Amortization/Accretion	-
Transfer in/out of Level 3	(695,800)
Ending Balance	$ 796,553

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $304,766,346. Net unrealized depreciation aggregated $23,439,193, of which $5,741,193 related to appreciated investment securities and $29,180,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008